Equity - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Nov. 12, 2025 CAD ($)	Aug. 25, 2024	Apr. 30, 2024 shares	Oct. 31, 2025 CAD ($) shares	Oct. 31, 2025 USD ($) $ / shares	Oct. 31, 2025 USD ($) shares	Sep. 02, 2025 shares	Aug. 25, 2025 CAD ($) shares	Jul. 29, 2025 USD ($)	Jan. 17, 2025 shares	Nov. 25, 2024 CAD ($) shares	Oct. 31, 2024 shares
Disclosure of classes of share capital [line items]
Description of conversion of preferred share				In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX.	In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX.
Series Fifty Three Non Viability Contingent Capital [Member]
Disclosure of classes of share capital [line items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares					$ 1,000
Series Fifty Four Non Viability Contingent Capital [Member]
Disclosure of classes of share capital [line items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares					750
Series Fifty Five Non Viability Contingent Capital [Member]
Disclosure of classes of share capital [line items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares					$ 1,000
Series Fifty One of Non Viability Contingent Capital [Member]
Disclosure of classes of share capital [line items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares				$ 1,000
Series 49 of Non Viability Contingent Capital [Member]
Disclosure of classes of share capital [line items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares				$ 750
Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance | shares				5,699,134		5,699,134						6,554,492
4.300% LRCNs, Series 1 [member]
Disclosure of classes of share capital [line items]
Interest Rate	4.30%
4.800% AT1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note issued face value						$ 500
Interest Rate		4.80%		6.709%	6.709%
Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance | shares				39,864,838		39,864,838						39,864,838
Common shares [member]
Disclosure of classes of share capital [line items]
Discount from treasury for shares issued under dividend reinvestment plan												2.00%
Series 33 NVCC [Member]
Disclosure of classes of share capital [line items]
Redeem all of our outstanding								$ 200
Redeemable preference shares, outstanding | shares								8,000,000
Series 31 NVCC [Member]
Disclosure of classes of share capital [line items]
Redeem all of our outstanding											$ 300
Redeemable preference shares, outstanding | shares											12,000,000
Class B Series 48 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Redeem all of our outstanding	$ 1,250
Series 48 of Non Viability Contingent Capital [Member]
Disclosure of classes of share capital [line items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares				$ 1,250
Common shares [member] | September 2025 Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Share Repurchase Program Number Of Shares Repurchased | shares				5,800,000		5,800,000
Common shares [member] | January 2025 Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Share Repurchase Program Number Of Shares Repurchased | shares				16,400,000		16,400,000
Common shares [member] | Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Share Repurchase Program Authorized Amount				$ 3,461
Share Repurchase Program Price Per Share | $ / shares					$ 152.97
Share Repurchase Program Number Of Shares Repurchased | shares				22,200,000		22,200,000
Number of shares repurchase under normal course issuer bid | shares							30,000,000			20,000,000
Other Equity Instruments [member] | 7.300% Series 5 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value						$ 750
Interest Rate				7.30%	7.30%
Other Equity Instruments [member] | 7.700% Series 4 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value						1,000
Interest Rate				7.70%	7.70%
Other Equity Instruments [member] | 4.300% LRCNs, Series 1 [member]
Disclosure of classes of share capital [line items]
Note issued face value				$ 1,250
Interest Rate				4.30%	4.30%
Redeem all of our outstanding	$ 1,250
Other Equity Instruments [member] | 5.625% LRCNs, Series 2 [member]
Disclosure of classes of share capital [line items]
Note issued face value				$ 750
Interest Rate				5.625%	5.625%
Other Equity Instruments [member] | 6.875% LRCNs, Series 6 [member]
Disclosure of classes of share capital [line items]
Note issued face value						$ 1,000			$ 1,000
Interest Rate				6.875%	6.875%
Other Equity Instruments [member] | 7.325% LRCNs, Series 3 [member]
Disclosure of classes of share capital [line items]
Note issued face value				$ 1,000
Interest Rate				7.325%	7.325%
Shareholder Dividend Reinvestment and Share Purchase Plan [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued under dividend reinvestment plan at 2% discount from treasury | shares			7,790,724